Intangible Assets, Net (Details) - Schedule of intangible assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Original amount:
Original amount	$ 6,784	$ 4,445
Accumulated amortization:
Accumulated amortization	4,290	3,434
Intangible assets, net	$ 2,494	1,011
Acquired technology [Member]
Original amount:
Weighted average amortization period	8 years 1 month 20 days
Original amount	$ 1,566	1,566
Accumulated amortization:
Accumulated amortization	$ 1,066	966
Customer Relationships [Member]
Original amount:
Weighted average amortization period	5 years 2 months 23 days
Original amount	$ 3,504	2,614
Accumulated amortization:
Accumulated amortization	$ 2,849	2,302
Non-competition agreement [Member]
Original amount:
Weighted average amortization period	4 years
Original amount	$ 265	265
Accumulated amortization:
Accumulated amortization	$ 232	166
Software development costs [Member]
Original amount:
Weighted average amortization period	3 years
Original amount	$ 1,199
Accumulated amortization:
Accumulated amortization
Distribution Rights [Member]
Original amount:
Weighted average amortization period	1 year
Original amount	$ 250
Accumulated amortization:
Accumulated amortization	$ 143